Other financial assets (Tables)	3 Months Ended
Mar. 31, 2026
Disclosure of financial assets [abstract]
Disclosure of other financial assets	Other financial assets break down as follows:

(amounts in thousands of euros)	AS OF DECEMBER 31, 2025	AS OF MARCH 31, 2026
OTHER FINANCIAL ASSETS
Advances related to CRO contracts	4,665	4,693
Deposits	693	702
Total other non-current financial assets	5,358	5,395
Advances related to CRO contracts	7,717	7,903
Other investments	13,698	14,128
Total other current financial assets	21,415	22,032
Other financial assets	26,772	27,426